Condensed Consolidated Statement of Changes in Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income (Loss), Net	Noncontrolling Interest
Balances at Dec. 31, 2016	$ 930,180	$ 1,129	$ 953,440	$ (23,824)	$ (615)	$ 50
Balance, shares at Dec. 31, 2016		112,896,377
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	35,451	$ 0	537	35,451	0	0
New Accounting Pronouncement or Change in Accounting Principle, Effect of Change on Net Income	15,777	0	0	15,777	0	0
Other Comprehensive Income (Loss), Net of Tax	571	$ 0	0	0	571	0
Stock options exercised		16,050
Stock options exercised	127	$ 0	127	0	0	0
Release of restricted stock units, net of tax		142,998
Release of restricted stock units, net of tax	(2,162)	$ 1	(2,163)	0	0	0
Release of performance stock units, net of tax		173,653
Stock Issued During Period, Value, Performance Stock Award, Net of Forfeitures	(1,791)	$ 2	(1,793)	0	0	0
Stock Repurchased and Retired During Period, Value	0
Share-based compensation costs	3,083	0	3,083	0	0	0
Noncontrolling Interest, Decrease from Deconsolidation	(487)					(50)
Balances at Mar. 31, 2017	981,723	$ 1,132	953,231	27,404	(44)	0
Balance, shares at Mar. 31, 2017		113,229,078.000
Balances at Dec. 31, 2017	$ 1,097,227	$ 1,126	931,858	164,425	(182)	0
Balance, shares at Dec. 31, 2017	112,634,418	112,634,418
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 41,399	$ 0	0	41,399	0	0
New Accounting Pronouncement or Change in Accounting Principle, Effect of Change on Net Income	0	0	0	(312)	312	0
Other Comprehensive Income (Loss), Net of Tax	(964)	$ 0	0	0	(964)	0
Stock options exercised		221,400
Stock options exercised	2,045	$ 2	2,043	0	0	0
Release of restricted stock units, net of tax		16,957
Release of restricted stock units, net of tax	(364)	$ 0	(364)	0	0	0
Release of performance stock units, net of tax		337,537
Stock Issued During Period, Value, Performance Stock Award, Net of Forfeitures	(5,270)	$ 4	(5,274)	0	0	0
Stock Repurchased and Retired During Period, Shares		(559,089)
Stock Repurchased and Retired During Period, Value	(19,803)	$ (6)	(19,797)	0	0	0
Dividends, Cash	(5,635)	0	0	(5,635)	0	0
Share-based compensation costs	8,927	0	8,927	0	0	0
Balances at Mar. 31, 2018	$ 1,117,562	$ 1,126	$ 917,393	$ 199,877	$ (834)	$ 0
Balance, shares at Mar. 31, 2018	112,651,223	112,651,223.000